Commitments - Summary of Future Minimum Lease Payments Payable Under Noncancellable Operating Leases (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis of operating lease payments and purchase obligations [line items]
Future Minimum Lease Payments Payable	$ 1,290.8
Variable payments and non-lease elements	(320.3)
Purchase obligations	(68.0)
Total minimum lease payments	902.5
Within one year [member]
Disclosure of maturity analysis of operating lease payments and purchase obligations [line items]
Future Minimum Lease Payments Payable	252.3
2018 to 2022 [member]
Disclosure of maturity analysis of operating lease payments and purchase obligations [line items]
Future Minimum Lease Payments Payable	638.5
More than five years [member]
Disclosure of maturity analysis of operating lease payments and purchase obligations [line items]
Future Minimum Lease Payments Payable	$ 400.0